Employee compensation and benefits - Mortality tables and average life expectancy at age 65 for the principal plan (Details) - Pension Plan - Principal plan - year	Dec. 31, 2019	Dec. 31, 2018
Aged 60, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	28.0	28.1
Aged 40, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	29.4	29.6
Aged 60, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	28.2	28.4
Aged 40, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	29.8	30.0